Guggenheim Core Bond Fund Expense Example - Class R6 Shares [Member] - Guggenheim Core Bond Fund - Class R6	Sep. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	$ 732